NAC
Nuveen California Quality Municipal Income Fund
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 153.4% (100.0% of Total Investments)
	MUNICIPAL BONDS – 153.4% (100.0% of Total Investments)
	Consumer Staples – 4.8% (3.1% of Total Investments)
$1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47	12/21 at 100.00	N/R	$1,000,550
680	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49	6/30 at 100.00	BBB+	790,690
25,000	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco Securitization Program, Series 2006A, 0.000%, 6/01/46	12/21 at 22.20	N/R	5,538,750
31,645	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	32,344,987
39,735	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47	6/22 at 100.00	N/R	40,656,455
26,755	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	27,335,316
19,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007B, 0.000%, 6/01/47	12/21 at 23.10	N/R	4,370,190
143,815	Total Consumer Staples			112,036,938
	Education and Civic Organizations – 6.1% (4.0% of Total Investments)
7,000	California Educational Facilities Authority, Revenue Bonds,Stanford University, Refunding Series 2014U-6, 5.000%, 5/01/45	No Opt. Call	AAA	10,758,230
	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project, Pinewood & Oakwood Schools, Series 2016B:
800	4.000%, 11/01/36, 144A	11/26 at 100.00	N/R	825,920
1,000	4.500%, 11/01/46, 144A	11/26 at 100.00	N/R	1,038,800
5,385	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education, Multiple Projects, Series 2014A, 7.250%, 6/01/43	6/22 at 102.00	N/R	5,636,641
1,000	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/38	10/23 at 100.00	Baa1	1,066,940
365	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.000%, 5/01/27, 144A	No Opt. Call	N/R	392,189
1,615	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BBB	1,801,791
2,150	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BBB	2,395,681

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C:
$5,995	5.000%, 7/01/46	7/25 at 101.00	BBB	$6,736,522
8,340	5.250%, 7/01/52	7/25 at 101.00	BBB	9,422,949
800	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A, 6.000%, 7/01/51, 144A	7/26 at 100.00	BB+	939,000
4,140	California State University, Systemwide Revenue Bonds, Series 2016A, 4.000%, 11/01/38	5/26 at 100.00	Aa2	4,683,168
10,440	California State University, Systemwide Revenue Bonds, Series 2019A, 5.000%, 11/01/44	11/29 at 100.00	Aa2	13,376,354
7,100	California State University, Systemwide Revenue Bonds, Series 2020C, 3.000%, 11/01/39	11/30 at 100.00	Aa2	7,747,307
1,000	Dutchess County Local Development Corporation, New York, Revenue Bonds, Marist College Project, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A+	1,141,890
17,750	University of California, General Revenue Bonds, Limited Project Series 2017M, 5.000%, 5/15/47	5/27 at 100.00	AA-	21,439,692
6,775	University of California, General Revenue Bonds, Series 2017AV, 5.250%, 5/15/47	5/27 at 100.00	AA	8,313,128
8,500	University of California, General Revenue Bonds, Series 2018AZ, 5.000%, 5/15/48	5/28 at 100.00	AA	10,480,160
	University of California, General Revenue Bonds, Series 2020BE:
11,040	5.000%, 5/15/43	5/30 at 100.00	AA	14,150,630
17,000	4.000%, 5/15/50	5/30 at 100.00	AA	19,920,260
118,195	Total Education and Civic Organizations			142,267,252
	Financials – 0.0% (0.0% of Total Investments)
1,305	Puerto Rico Urgent Interest Fund Corp (COFINA), National Taxable Trust Unit, Series 2007A Sr. Bond, 0.000%, 8/01/54 (4)	No Opt. Call	N/R	307,277
	Health Care – 13.6% (8.8% of Total Investments)
9,345	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Sharp HealthCare, Series 2014A, 5.000%, 8/01/43	8/23 at 100.00	AA	10,035,689
22,545	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46	11/26 at 100.00	A1	26,744,908
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A:
6,135	5.000%, 11/15/36	11/27 at 100.00	A1	7,564,762
7,250	5.000%, 11/15/48	11/27 at 100.00	A1	8,859,427
15,640	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Health System, Series 2021A, 4.000%, 8/15/48, (WI/DD, Settling 12/01/21)	8/31 at 100.00	N/R	18,563,272
15,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Refunding Series 2016B, 4.000%, 8/15/39	8/26 at 100.00	Aa3	16,948,500
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
3,900	5.000%, 8/15/42	8/27 at 100.00	BBB+	4,650,048
2,400	5.000%, 8/15/47	8/27 at 100.00	BBB+	2,847,096

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A:
$9,975	4.000%, 4/01/44	4/30 at 100.00	BBB+	$11,677,832
6,530	4.000%, 4/01/45	4/30 at 100.00	BBB+	7,582,375
6,105	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43	8/24 at 100.00	AA-	6,805,915
1,250	California Health Facilities Financing Authority, Revenue Bonds, Memorial Health Services, Series 2012A, 5.000%, 10/01/33	10/22 at 100.00	AA-	1,298,087
2,230	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014A, 5.000%, 10/01/38	10/24 at 100.00	AA-	2,493,965
8,375	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	9,353,870
11,250	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Refunding Series 2016A, 4.000%, 10/01/47	10/26 at 100.00	AA-	12,660,975
685	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa2	818,904
11,520	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A, 5.250%, 11/01/41	11/26 at 100.00	BBB-	13,464,922
1,455	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB-	1,696,108
5,760	California Public Finance Authority, Revenue Bonds, Sharp HealthCare, Series 2017A, 5.000%, 8/01/47	2/28 at 100.00	AA	6,975,936
2,000	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%, 10/01/46	10/26 at 100.00	A-	2,313,180
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
1,000	5.250%, 12/01/34	12/24 at 100.00	BB	1,130,100
1,200	5.250%, 12/01/44	12/24 at 100.00	BB	1,353,816
2,375	5.500%, 12/01/54	12/24 at 100.00	BB	2,693,345
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
9,385	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	10,752,582
33,895	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	39,015,179
16,445	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB	20,167,984
	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2015A:
2,345	5.000%, 3/01/35	3/26 at 100.00	A+	2,732,746
3,000	5.000%, 3/01/45	3/26 at 100.00	A+	3,482,460
5,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2018A, 5.000%, 3/01/48	3/28 at 100.00	A+	6,055,350
25,290	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	AA-	25,684,018

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
$1,844	5.750%, 7/01/24 (5), (6)	12/21 at 100.00	N/R	$1,613,785
2,012	5.750%, 7/01/30 (5), (6)	12/21 at 100.00	N/R	1,760,566
1,408	5.750%, 7/01/35 (5), (6)	12/21 at 100.00	N/R	1,232,476
1,899	5.500%, 7/01/39 (5), (6)	12/21 at 100.00	N/R	1,661,649
6,200	Madera County, California, Certificates of Participation, Valley Children's Hospital Project, Series 1995, 5.750%, 3/15/28 – NPFG Insured	12/21 at 100.00	A1	6,680,252
12,910	Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016, 5.000%, 11/01/39	11/26 at 100.00	BBB	15,033,308
275,558	Total Health Care			314,405,387
	Housing/Multifamily – 13.5% (8.8% of Total Investments)
22,285	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A	8/31 at 100.00	N/R	23,135,396
11,030	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A	8/31 at 100.00	N/R	11,296,264
8,575	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	9,532,570
2,860	California Community Housing Agency, California, Essential Housing Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%, 2/01/56, 144A	2/31 at 100.00	N/R	2,987,156
7,380	California Community Housing Agency, California, Essential Housing Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-1, 3.000%, 2/01/57, 144A	8/32 at 100.00	N/R	6,706,280
660	California Community Housing Agency, California, Essential Housing Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%, 2/01/50, 144A	8/32 at 100.00	N/R	669,141
1,385	California Community Housing Agency, California, Essential Housing Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A, 5.000%, 8/01/49, 144A	8/29 at 100.00	N/R	1,536,297
7,575	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	8,293,413
23,206	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	26,769,206
19,176	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-1, 3.500%, 11/20/35	No Opt. Call	BBB+	21,903,575
3,443	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series2019-1, 4.250%, 1/15/35	No Opt. Call	BBB+	4,142,660
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A:
1,680	5.250%, 8/15/39	8/24 at 100.00	A-	1,822,262
2,150	5.250%, 8/15/49	8/24 at 100.00	A-	2,320,667
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A:
6,540	5.125%, 8/15/32	8/22 at 100.00	A-	6,705,135
6,010	5.500%, 8/15/47	8/22 at 100.00	A-	6,159,649

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$3,920	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	N/R	$4,041,128
	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Series 2017A:
1,325	5.000%, 7/01/37, 144A	7/27 at 100.00	Caa2	1,189,771
1,000	5.000%, 7/01/47, 144A	7/27 at 100.00	Caa2	896,660
23,750	CMFA Special Finance Agency I, California, Essential Housing Revenue Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A	4/31 at 100.00	N/R	24,648,937
4,145	CMFA Special Finance Agency, California, Essential Housing Revenue Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A	12/31 at 100.00	N/R	3,753,546
1,265	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1, 3.600%, 5/01/47, 144A	5/32 at 100.00	N/R	1,282,558
11,510	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2, 3.250%, 5/01/57, 144A	5/32 at 100.00	N/R	10,838,967
1,720	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series 2021B, 4.000%, 10/01/46, 144A	10/31 at 100.00	N/R	1,749,326
3,310	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A, 4.000%, 10/01/56, 144A	10/31 at 100.00	N/R	3,491,653
20,500	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56, 144A	10/31 at 100.00	N/R	21,362,845
23,610	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54, 144A	1/31 at 100.00	N/R	26,402,119
4,830	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56, 144A	8/31 at 100.00	N/R	4,464,949
	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and A-2:
6,210	3.375%, 7/01/43, 144A, (WI/DD, Settling 12/01/21)	7/32 at 100.00	N/R	6,234,592
1,120	3.250%, 7/01/56, 144A, (WI/DD, Settling 12/01/21)	7/32 at 100.00	N/R	1,059,766
21,695	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2, 4.000%, 10/01/56, 144A	10/31 at 100.00	N/R	22,608,143
3,220	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%, 9/01/56, 144A	9/31 at 100.00	N/R	3,387,215
450	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B, 4.000%, 3/01/57, 144A	3/32 at 100.00	N/R	456,336
13,700	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Orange City Portfolio, Senior Lien Series 2021A-2, 3.000%, 3/01/57, 144A	3/32 at 100.00	N/R	12,605,370
8,895	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A	8/31 at 100.00	N/R	9,227,050
5,720	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series 2021B, 4.000%, 12/01/56, 144A	12/31 at 100.00	N/R	5,790,585
590	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%, 7/01/51, 144A	7/31 at 100.00	N/R	665,591

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$8,025	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56, 144A	7/31 at 100.00	N/R	$8,382,273
2,010	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B, 4.000%, 9/01/46, 144A	9/31 at 100.00	N/R	2,045,677
2,260	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Waterscape Apartments, Senior Lien Series 2021A, 3.000%, 9/01/56, 144A	9/31 at 100.00	N/R	2,080,759
1,230	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta Communities Mobile Home Park, Series 2012A, 5.000%, 5/15/39	5/22 at 100.00	A+	1,245,719
299,965	Total Housing/Multifamily			313,891,206
	Industrials – 1.0% (0.6% of Total Investments)
18,630	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52 (Mandatory Put 8/01/31)	5/31 at 100.63	A1	22,577,697
	Tax Obligation/General – 28.8% (18.8% of Total Investments)
4,125	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2004A, 0.000%, 8/01/25 – AGM Insured	No Opt. Call	AA	4,008,675
5,245	California State, General Obligation Bonds, Refunding Various Purpose Series 2012, 5.000%, 9/01/36	9/22 at 100.00	Aa2	5,429,572
	California State, General Obligation Bonds, Refunding Various Purpose Series 2013:
9,260	5.000%, 2/01/29	2/23 at 100.00	Aa2	9,770,504
1,710	5.000%, 2/01/31	2/23 at 100.00	Aa2	1,801,793
	California State, General Obligation Bonds, Refunding Various Purpose Series 2016:
3,750	5.000%, 9/01/30	9/26 at 100.00	Aa2	4,511,513
4,600	5.000%, 8/01/33	8/26 at 100.00	Aa2	5,513,146
8,000	5.000%, 9/01/37	9/26 at 100.00	Aa2	9,574,800
9,210	California State, General Obligation Bonds, Refunding Various Purpose Series 2019, 3.000%, 10/01/35	10/29 at 100.00	Aa2	10,177,234
	California State, General Obligation Bonds, Various Purpose Refunding Series 2015:
6,700	5.000%, 8/01/32	2/25 at 100.00	Aa2	7,611,334
11,000	5.000%, 8/01/34	8/25 at 100.00	Aa2	12,711,270
5,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2016, 5.000%, 9/01/36	9/26 at 100.00	Aa2	5,992,000
140	California State, General Obligation Bonds, Various Purpose Series 2000, 5.625%, 5/01/22 – FGIC Insured	12/21 at 100.00	Aa2	140,620
	California State, General Obligation Bonds, Various Purpose Series 2013:
9,940	5.000%, 4/01/37	4/23 at 100.00	Aa2	10,537,990
9,755	5.000%, 2/01/43	2/23 at 100.00	Aa2	10,268,113
15,145	5.000%, 4/01/43	4/23 at 100.00	Aa2	16,054,003
7,240	5.000%, 11/01/43	11/23 at 100.00	Aa2	7,863,219

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	California State, General Obligation Bonds, Various Purpose Series 2014:
$24,970	5.000%, 5/01/32	5/24 at 100.00	Aa2	$27,663,014
8,910	5.000%, 10/01/39	10/24 at 100.00	Aa2	9,988,734
10,245	5.000%, 12/01/43	12/23 at 100.00	Aa2	11,165,513
1,815	5.000%, 10/01/44	10/24 at 100.00	Aa2	2,028,753
9,500	California State, General Obligation Bonds, Various Purpose Series 2015, 5.000%, 3/01/45	3/25 at 100.00	Aa2	10,714,290
3,780	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 11/01/47	11/27 at 100.00	Aa2	4,630,387
8,360	California State, General Obligation Bonds, Various Purpose Series 2018, 5.000%, 10/01/47	4/26 at 100.00	Aa2	9,761,387
8,000	California State, General Obligation Bonds, Various Purpose Series 2018. Bid Group A/B, 5.000%, 10/01/48	10/28 at 100.00	Aa2	9,879,680
5,000	California State, General Obligation Bonds, Various Purpose Series 2019, 5.000%, 4/01/45	4/29 at 100.00	Aa2	6,266,050
3,550	Centinela Valley Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2002A, 5.250%, 2/01/26 – NPFG Insured	No Opt. Call	A+	3,973,693
15,000	Chaffey Joint Union High School District, San Bernardino County, California, General Obligation Bonds, Election 2012 Series 2019D, 4.000%, 8/01/49	8/28 at 100.00	Aa1	17,393,250
	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Election 2014, Series 2019C:
7,860	3.000%, 8/01/44	8/28 at 100.00	AA-	8,380,725
5,585	4.000%, 8/01/49	8/28 at 100.00	AA-	6,437,774
3,300	Evergreen School District, Santa Clara County, California, General Obligation Bonds, Election of 2014, Series 2018, 5.000%, 8/01/46	8/28 at 100.00	Aa2	4,044,678
5,000	Glendale Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Taxable Refunding Series 2020B, 4.000%, 8/01/50	8/29 at 100.00	Aa2	5,834,700
5,150	Hacienda La Puente Unified School District Facilities Financing Authority, California, General Obligation Revenue Bonds, Program Series 2007, 5.000%, 8/01/26 – AGM Insured	No Opt. Call	AA	6,185,459
3,000	Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation Bonds, 2016 Election, Series 2017A, 4.000%, 8/01/47	8/27 at 100.00	AAA	3,412,440
5,630	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2010, 0.000%, 8/01/45 – AGM Insured (7)	No Opt. Call	AA	6,004,395
4,650	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2019B, 3.000%, 8/01/41	8/29 at 100.00	Aa2	4,986,427
13,465	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2020RYQ, 4.000%, 7/01/44	7/30 at 100.00	AA+	15,945,118
10,050	Manhattan Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Measure C Series 2020B, 4.000%, 9/01/45	9/30 at 100.00	Aa1	12,039,498
4,100	Monrovia Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2001B, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	Aa3	3,858,961
3,100	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2018, Series 2019A, 4.000%, 8/01/49	8/29 at 100.00	Aa1	3,652,451

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$10,765	North Orange County Community College District, California, General Obligation Bonds, Election of 2002 Series 2003B, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	AA+	$10,109,304
14,655	Ontario-Montclair School District, San Bernardino County, California, General Obligation Bonds, Election of 2016, Series 2019B, 4.000%, 8/01/48	8/27 at 100.00	Aa2	16,754,329
1,815	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 (7)	8/37 at 100.00	AA	1,619,579
10,330	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/35	No Opt. Call	A2	7,551,230
5,000	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/45 (7)	2/33 at 100.00	Aa3	6,833,250
28,000	San Bernardino Community College District, California, General Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44	No Opt. Call	Aa1	14,693,000
4,250	San Diego Community College District, San Diego County, California, General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41	8/26 at 100.00	AAA	5,031,362
5,690	San Francisco Bay Area Rapid Transit District, California, General Obligation Bonds, Election of 2016, Green Series 2019B-1, 3.000%, 8/01/49	8/29 at 100.00	Aaa	6,097,859
21,000	San Marcos Unified School District, San Diego County, California, General Obligation Bonds, 2010 Election, Series 2012B, 0.000%, 8/01/51	No Opt. Call	AA-	10,040,730
20,220	San Mateo County Community College District, California, General Obligation Bonds, Election 2014 Series 2018B, 5.000%, 9/01/45	9/28 at 100.00	AAA	25,365,788
1,220	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 7/01/51 (7)	9/41 at 100.00	Aaa	1,212,851
4,970	San Rafael City High School District, Marin County, California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	AA+	4,654,156
8,700	Santa Ana College Improvement District 1, Orange County, California, General Obligation Bonds, Rancho Santiago Community College District, Election of 2012, Series 2017B, 4.000%, 8/01/41	8/27 at 100.00	AA	10,067,205
6,725	Santa Barbara Unified School District, Santa Barbara County, California, General Obligation Bonds, School Facilities Improvement District 1, Election of 2016, Series 2019B, 5.000%, 8/01/44	8/28 at 100.00	Aa1	8,267,177
2,200	Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo Counties, California, General Obligation Bonds, Series 2003B, 5.625%, 8/01/24 – AGM Insured	No Opt. Call	Aa3	2,395,976
	Sonoma County Junior College District, California, General Obligation Bonds, Election 2014 Series 2019B:
7,285	3.000%, 8/01/37	8/29 at 100.00	AA	8,105,218
4,650	3.000%, 8/01/41	8/29 at 100.00	AA	5,031,160
4,175	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2000, Series 2004, 0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aa2	4,067,661
5,530	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2011D, 0.000%, 8/01/50 – AGM Insured (7)	8/37 at 100.00	AA	7,160,244
26,000	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds, Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured (7)	No Opt. Call	AA	29,880,240

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2004 Election Series 2013B:
$4,740	5.500%, 8/01/38	8/24 at 100.00	A1	$5,332,642
4,830	5.500%, 8/01/40	8/24 at 100.00	A1	5,433,895
	Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2012 Election Series 2013A:
4,355	5.500%, 8/01/38	8/24 at 100.00	A1	4,899,506
3,500	5.500%, 8/01/40	8/24 at 100.00	A1	3,937,605
2,015	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2012C, 5.000%, 8/01/26	8/22 at 100.00	Aa2	2,077,525
140,160	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (7)	No Opt. Call	Aa2	145,847,693
633,620	Total Tax Obligation/General			668,680,348
	Tax Obligation/Limited – 19.5% (12.7% of Total Investments)
1,675	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	N/R	1,894,492
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	12/21 at 100.00	N/R	1,665,973
1,455	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series 2003, 5.500%, 10/01/23 – RAAI Insured	12/21 at 100.00	AA	1,485,613
1,175	California Infrastructure and Economic Development Bank, Lease Revenue Bonds, California State Teachers, Retirement System Headquarters Expansion, Green Bond-Climate Bond Certified Series 2019, 5.000%, 8/01/38	8/29 at 100.00	AA	1,485,553
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2013G:
10,690	5.250%, 9/01/30	9/23 at 100.00	Aa3	11,560,380
18,135	5.250%, 9/01/32	9/23 at 100.00	Aa3	19,605,023
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2013F:
8,685	5.250%, 9/01/31	9/23 at 100.00	Aa3	9,390,569
1,450	5.250%, 9/01/33	9/23 at 100.00	Aa3	1,567,262
10,525	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39	9/24 at 100.00	Aa3	11,727,481
17,395	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New Stockton Courthouse, Series 2014B, 5.000%, 10/01/39	10/24 at 100.00	Aa3	19,443,609
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2013A, 5.000%, 3/01/30	3/23 at 100.00	Aa3	1,055,080
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Yuba City Courthouse, Series 2013D, 5.000%, 6/01/32	6/23 at 100.00	Aa3	1,065,860
3,770	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2012G, 5.000%, 11/01/37	11/22 at 100.00	Aa3	3,936,860
9,950	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	Aa3	10,778,536

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$13,520	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2014E, 5.000%, 9/01/39	9/24 at 100.00	Aa3	$15,064,660
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
9,000	5.000%, 11/15/29	11/25 at 100.00	BB	10,277,550
11,000	5.000%, 11/15/35	11/25 at 100.00	BB	12,462,340
1,145	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Refunding Series 1998A, 5.250%, 5/01/23 – AMBAC Insured	No Opt. Call	N/R	1,211,009
	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014A:
530	5.000%, 9/01/29	9/24 at 100.00	A+	591,273
1,900	5.000%, 9/01/30	9/24 at 100.00	A+	2,120,001
1,220	5.000%, 9/01/31	9/24 at 100.00	A+	1,360,861
1,955	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2015A, 5.000%, 9/01/43	9/25 at 100.00	A+	2,242,913
810	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	909,541
1,000	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	1,124,140
14,930	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Vermont Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	12/21 at 100.00	Aa2	14,976,880
11,880	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Lien Series 2021A, 4.000%, 6/01/38	6/31 at 100.00	AAA	14,680,948
	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Series 2016A:
5,125	5.000%, 6/01/36	6/26 at 100.00	AAA	6,078,814
5,620	5.000%, 6/01/37	6/26 at 100.00	AAA	6,654,979
5,210	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier Senior Sales Tax Revenue Bonds, Green Series 2017A, 5.000%, 7/01/41	7/27 at 100.00	AAA	6,340,883
	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A:
10,455	5.000%, 7/01/38	7/27 at 100.00	AAA	12,768,901
3,995	5.000%, 7/01/39	7/27 at 100.00	AAA	4,876,736
15,615	5.000%, 7/01/42	7/27 at 100.00	AAA	18,985,498
9,045	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple Capital Facilities Project II, Series 2012, 5.000%, 8/01/42	8/22 at 100.00	AA+	9,336,792
2,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series 2019E-1, 5.000%, 12/01/49	12/29 at 100.00	AA+	2,538,280
	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A:
1,625	6.750%, 9/01/26	12/21 at 100.00	A	1,632,361
750	7.000%, 9/01/31	12/21 at 100.00	A	753,525
1,835	Modesto, California, Speical Tax Bonds, Community Faclities District 2004-1 Village One 2, Refunding Series 2014, 5.000%, 9/01/31	9/24 at 100.00	BBB+	2,024,647

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Series 2009, 7.000%, 3/01/34	12/21 at 100.00	A+	$1,004,720
15,390	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured	No Opt. Call	Baa2	17,166,468
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
11,295	5.250%, 9/01/30	9/23 at 100.00	N/R	12,068,256
10,125	5.750%, 9/01/39	9/23 at 100.00	N/R	10,846,912
1,600	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	1,717,520
7,330	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/21 at 100.00	N/R	7,411,143
8,750	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/23 – AMBAC Insured	No Opt. Call	AA-	8,688,837
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
10,995	0.000%, 7/01/46	7/28 at 41.38	N/R	3,676,728
49,372	5.000%, 7/01/58	7/28 at 100.00	N/R	56,681,525
43	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53	7/28 at 100.00	N/R	48,178
3,500	Rancho Cucamonga Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Rancho Redevelopment Project, Series 2014, 5.000%, 9/01/30	9/24 at 100.00	AA+	3,906,280
5,000	Riverside County Transportation Commission, California, Sales Tax Revenue Bonds, Refunding Limited Tax Series 2017B, 5.000%, 6/01/39	12/27 at 100.00	AA+	6,189,200
	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill Crest, Series 2012:
990	5.000%, 9/01/29	9/22 at 100.00	N/R	1,018,700
2,615	5.000%, 9/01/35	9/22 at 100.00	N/R	2,686,494
	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013:
555	5.000%, 9/01/30	9/22 at 100.00	N/R	570,695
710	5.000%, 9/01/42	9/22 at 100.00	N/R	728,801
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015:
385	5.000%, 9/01/31	9/25 at 100.00	N/R	435,485
575	5.000%, 9/01/37	9/25 at 100.00	N/R	646,875
5,500	Sacramento Area Flood Control Agency, California, Consolidated Capital Assessment District 2 Bonds, Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	AA	6,461,455
	Sacramento Area Flood Control Agency, California, Consolidated Capital Assessment District 2 Bonds, Series 2020:
2,540	4.000%, 10/01/40	10/30 at 100.00	AA	3,054,731
8,245	4.000%, 10/01/43	10/30 at 100.00	AA	9,855,991

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$4,250	Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown Sacramento and Oak Park Projects, Series 2005A, 0.000%, 12/01/31 – FGIC Insured	No Opt. Call	A	$3,557,717
	San Buenaventura Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Areas, Series 2008:
1,000	7.750%, 8/01/28	12/21 at 100.00	A	1,005,630
1,325	8.000%, 8/01/38	12/21 at 100.00	A	1,332,818
615	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	691,051
5,000	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2019A, 3.000%, 7/01/44	7/27 at 100.00	AA+	5,285,700
255	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 6 Mission Bay South Public Improvements, Refunding Series 2013A, 5.000%, 8/01/33	8/22 at 100.00	N/R	261,026
1,885	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	8/24 at 100.00	N/R	2,024,113
5,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/41 – NPFG Insured	8/26 at 100.00	A	5,867,200
1,315	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	12/21 at 100.00	N/R	1,321,312
2,500	Stockton Public Financing Authority, California, Revenue Bonds, Arch Road East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/37	9/25 at 103.00	N/R	2,842,675
	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017:
1,370	5.500%, 9/01/27, 144A	No Opt. Call	N/R	1,491,396
1,455	5.750%, 9/01/32, 144A	9/27 at 100.00	N/R	1,655,092
5,560	6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	6,216,914
1,350	Temecula Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-1 Improvement Area 1, Series 2012, 5.000%, 9/01/33	9/22 at 100.00	N/R	1,385,856
4,085	Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior Green Series 2020A, 5.000%, 10/01/49	4/30 at 100.00	A-	5,100,245
1,565	Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin Legacy/Columbus Villages, Refunding Series 2015A, 5.000%, 9/01/32	9/25 at 100.00	A-	1,800,454
6,870	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured	12/21 at 100.00	Baa2	7,016,331
1,620	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,668,778
1,280	William S Hart School Financing Authority, California, Refunding Revenue Bonds, Series 2013, 5.000%, 9/01/34	9/23 at 100.00	A	1,376,563
413,540	Total Tax Obligation/Limited			452,441,688

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 19.6% (12.8% of Total Investments)
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B:
$6,990	5.000%, 10/01/34	10/26 at 100.00	BBB+	$8,232,822
5,445	5.000%, 10/01/36	10/26 at 100.00	BBB+	6,404,082
9,500	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/49	4/29 at 100.00	AA-	11,787,220
	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A:
2,040	4.000%, 12/31/47 (AMT)	6/28 at 100.00	A2	2,272,744
3,500	5.000%, 12/31/47 (AMT)	6/28 at 100.00	BBB-	4,169,865
1,600	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018B, 5.000%, 6/01/48 (AMT)	6/28 at 100.00	BBB-	1,901,488
2,295	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc. Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	B+	2,624,034
1,200	Long Beach, California, Harbor Revenue Bonds, Series 2015D, 5.000%, 5/15/42	5/25 at 100.00	AA	1,362,684
870	Long Beach, California, Harbor Revenue Bonds, Series 2017C, 5.000%, 5/15/47	5/27 at 100.00	AA	1,046,749
10,840	Long Beach, California, Harbor Revenue Bonds, Series 2019A, 5.000%, 5/15/44	5/29 at 100.00	Aa2	13,640,297
5,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015A, 4.750%, 5/15/40 (AMT)	5/25 at 100.00	Aa2	5,606,550
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D:
2,600	5.000%, 5/15/31 (AMT)	5/25 at 100.00	Aa2	2,960,074
11,420	5.000%, 5/15/33 (AMT)	5/25 at 100.00	Aa2	12,968,209
3,000	5.000%, 5/15/36 (AMT)	5/25 at 100.00	Aa2	3,403,410
11,335	5.000%, 5/15/41 (AMT)	5/25 at 100.00	Aa2	12,838,588
10,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2020C, 5.000%, 5/15/39 (AMT)	5/30 at 100.00	Aa2	12,638,300
3,090	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2020D, 5.000%, 5/15/44	5/30 at 100.00	Aa2	3,955,354
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B:
1,765	5.000%, 5/15/30 (AMT)	5/26 at 100.00	Aa3	2,080,811
1,000	5.000%, 5/15/34 (AMT)	5/26 at 100.00	Aa3	1,177,640
6,835	5.000%, 5/15/46 (AMT)	5/26 at 100.00	Aa3	7,997,839
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2017A:
13,680	5.000%, 5/15/42 (AMT)	5/27 at 100.00	Aa3	16,406,698
11,900	5.000%, 5/15/47 (AMT)	5/27 at 100.00	Aa3	14,237,041
4,850	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A, 5.000%, 5/15/44 (AMT)	5/28 at 100.00	Aa3	5,908,464
22,015	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/44 (AMT)	11/27 at 100.00	Aa3	26,729,072

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$1,250	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018D, 5.000%, 5/15/43 (AMT)	5/29 at 100.00	Aa3	$1,541,875
1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019D, 5.000%, 5/15/32 (AMT)	11/28 at 100.00	Aa3	1,244,530
5,485	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019E, 5.000%, 5/15/44	11/28 at 100.00	Aa3	6,856,689
2,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019F, 5.000%, 5/15/36 (AMT)	5/29 at 100.00	Aa3	2,497,860
5,000	Los Angeles Harbors Department, California, Revenue Bonds, Refunding Series 2014B, 5.000%, 8/01/44	8/24 at 100.00	AA	5,544,600
	Los Angeles Harbors Department, California, Revenue Bonds, Series 2014C:
1,160	5.000%, 8/01/34	8/24 at 100.00	AA	1,293,191
1,575	5.000%, 8/01/35	8/24 at 100.00	AA	1,754,897
1,865	5.000%, 8/01/36	8/24 at 100.00	AA	2,076,659
6,610	5.000%, 8/01/44	8/24 at 100.00	AA	7,329,961
7,340	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P, 5.000%, 5/01/31 (AMT)	5/22 at 100.00	A+	7,484,965
3,250	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1, 4.000%, 6/01/39	6/31 at 100.00	A	3,895,450
5,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Refunding Subordinate Series 2019A, 5.000%, 7/01/39	7/29 at 100.00	A+	6,272,300
5,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose Second Series 2017B, 5.000%, 5/01/47	5/27 at 100.00	A1	6,024,550
22,930	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Governmental Purpose Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	A1	26,992,737
4,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2014B, 5.000%, 5/01/44	5/24 at 100.00	A1	4,962,420
50,075	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46 (AMT)	5/26 at 100.00	A1	58,639,327
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A:
2,500	5.250%, 5/01/42 (AMT)	5/27 at 100.00	A1	3,030,425
19,965	5.000%, 5/01/47 (AMT)	5/27 at 100.00	A+	23,858,774
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D:
37,935	5.000%, 5/01/43 (AMT)	5/28 at 100.00	A1	46,059,539
20,000	5.250%, 5/01/48 (AMT)	5/28 at 100.00	A1	24,497,000
9,350	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018E, 5.000%, 5/01/48	5/28 at 100.00	A1	11,489,654
2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44 (AMT)	5/29 at 100.00	A1	2,460,180

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E:
$4,900	5.000%, 5/01/39 (AMT)	5/29 at 100.00	A1	$6,062,623
3,335	5.000%, 5/01/40 (AMT)	5/29 at 100.00	A1	4,120,259
	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A:
3,250	5.000%, 3/01/36 (AMT)	3/27 at 100.00	A2	3,868,443
3,000	5.000%, 3/01/37 (AMT)	3/27 at 100.00	A2	3,567,450
383,045	Total Transportation			455,776,393
	U.S. Guaranteed – 20.1% (13.1% of Total Investments) (8)
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson Laboratory, Series 2012, 5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	4,112,360
18,400	Antelope Valley Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017A, 5.250%, 8/01/42 (Pre-refunded 2/15/27)	2/27 at 100.00	AA	22,788,216
5,705	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4, 5.250%, 4/01/48 (Pre-refunded 4/01/23)	4/23 at 100.00	A1	6,089,289
1,285	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43 (Pre-refunded 8/15/25)	8/25 at 100.00	A1	1,501,612
15,535	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46 (Pre-refunded 11/15/26)	11/26 at 100.00	N/R	18,911,688
16,250	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/46 (Pre-refunded 11/15/25)	11/25 at 100.00	A1	19,155,013
1,700	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014A, 5.000%, 10/01/38 (Pre-refunded 10/01/24)	10/24 at 100.00	N/R	1,925,743
5,360	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/23 – AGM Insured (ETM)	No Opt. Call	AA+	5,765,430
21,255	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds, Series 2016A, 5.000%, 10/01/41 (Pre-refunded 10/01/26)	10/26 at 100.00	AAA	25,816,110
18,250	California Municipal Finance Authority, Revenue Bonds, Pomona College, Series 2017, 5.000%, 1/01/48 (Pre-refunded 1/01/28)	1/28 at 100.00	AAA	22,826,188
2,650	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2012A, 5.000%, 4/01/33 (Pre-refunded 4/01/22)	4/22 at 100.00	Aa3	2,692,294
3,230	California State, General Obligation Bonds, Refunding Various Purpose Series 2012, 5.250%, 2/01/29 (Pre-refunded 2/01/22)	2/22 at 100.00	Aa2	3,256,906
5,500	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Series 2014, 5.000%, 11/15/44 (Pre-refunded 11/15/24) – AGM Insured	11/24 at 100.00	AA	6,261,035
2,670	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/44 (Pre-refunded 7/01/24)	7/24 at 100.00	A-	2,989,893
7,500	Desert Community College District, Riverside County, California, General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/37 (Pre-refunded 2/01/26)	2/26 at 100.00	AA	8,884,650
4,265	Escondido Joint Powers Financing Authority, California, Revenue Bonds, Water System Financing, Series 2012, 5.000%, 9/01/41 (Pre-refunded 3/01/22)	3/22 at 100.00	AA-	4,315,370
20,725	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43 (Pre-refunded 1/15/24)	1/24 at 100.00	BBB+	23,192,518

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (8) (continued)
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
$45,735	5.750%, 1/15/46 (Pre-refunded 1/15/24)	1/24 at 100.00	A-	$50,974,859
45,725	6.000%, 1/15/53 (Pre-refunded 1/15/24)	1/24 at 100.00	A-	51,173,591
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights, Refunding Series 2012, 5.000%, 9/01/32 (Pre-refunded 9/01/22)	9/22 at 100.00	A+	1,035,880
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
1,460	5.000%, 6/01/40 (Pre-refunded 6/01/25)	6/25 at 100.00	AA-	1,691,279
1,790	5.000%, 6/01/40 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R	2,072,211
86,320	5.000%, 6/01/45 (Pre-refunded 6/01/25)	6/25 at 100.00	Aa3	99,993,951
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2013A, 5.000%, 6/01/30 (Pre-refunded 6/01/23)	6/23 at 100.00	Aa3	1,071,010
4,000	Hesperia Unified School District, San Bernardino County, California, Certificates of Participation, Series 2013A, 5.000%, 2/01/38 (Pre-refunded 2/01/23) – BAM Insured	2/23 at 100.00	AA	4,220,040
5,840	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A, 5.375%, 8/15/29 (ETM)	No Opt. Call	N/R	7,430,115
905	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B, 5.000%, 8/15/34 (Pre-refunded 8/15/32) – NPFG Insured	8/32 at 100.00	N/R	1,248,927
2,370	Oxnard School District, Ventura County, California, General Obligation Bonds, Election 2012 Series 2013B, 5.000%, 8/01/43 (Pre-refunded 8/01/23) – AGM Insured	8/23 at 100.00	AA	2,558,960
2,575	Oxnard School District, Ventura County, California, General Obligation Bonds, Refunding Series 2001A, 5.750%, 8/01/30 (Pre-refunded 2/01/22) – NPFG Insured	2/22 at 103.00	A+	2,675,554
9,385	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation Bonds, Refunding Election 2012 Series 2013A, 5.000%, 8/01/43 (Pre-refunded 8/01/23)	8/23 at 100.00	Aa3	10,130,920
895	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds, Series 1990B, 7.500%, 8/01/23 (ETM)	No Opt. Call	AA+	952,611
4,895	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P, 5.000%, 5/01/29 (Pre-refunded 5/01/22) (AMT)	5/22 at 100.00	A+	4,991,676
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 (ETM)	No Opt. Call	N/R	2,479,340
1,000	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44 (Pre-refunded 6/01/23)	6/23 at 100.00	A	1,080,640
1,460	Rohnert Park Community Development Commission, California, Tax Allocation Bonds, Redevelopment Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured (ETM)	12/21 at 100.00	Baa2	1,533,555
5,825	Sacramento, California, Wastewater Revenue Bonds, Series 2013, 5.000%, 9/01/42 (Pre-refunded 9/01/23)	9/23 at 100.00	AA	6,310,281
9,550	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Senior Series 2013B, 5.000%, 7/01/43 (Pre-refunded 7/01/23) (AMT)	7/23 at 100.00	AA-	10,248,678
2,135	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/42 (Pre-refunded 4/01/22)	4/22 at 100.00	AAA	2,169,416
5,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Series 2014A, 5.000%, 4/01/44 (Pre-refunded 4/01/24)	4/24 at 100.00	AAA	5,548,150

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (8) (continued)
$750	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Tender Option Bond Trust 2015-XF0226, 18.163%, 11/01/43 (Pre-refunded 5/01/22), 144A (IF) (9)	5/22 at 100.00	Aa2	$810,525
	Silicon Valley Clean Water, Mateo County, California, Wastewater Revenue Bonds, Series 2015:
3,000	5.000%, 8/01/40 (Pre-refunded 8/01/25)	8/25 at 100.00	Aa2	3,501,150
1,600	5.000%, 8/01/45 (Pre-refunded 8/01/25)	8/25 at 100.00	Aa2	1,867,280
8,760	University of California Regents, Medical Center Pooled Revenue Bonds, Series 2013J, 5.250%, 5/15/31 (Pre-refunded 5/15/23)	5/23 at 100.00	AA-	9,396,414
409,255	Total U.S. Guaranteed			467,651,328
	Utilities – 26.3% (17.2% of Total Investments)
	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost Recovery Prepayment Program, Series 2013A:
2,000	5.000%, 10/01/27	4/23 at 100.00	AA-	2,126,120
6,010	5.000%, 10/01/29	4/23 at 100.00	AA-	6,379,855
7,000	5.000%, 10/01/34	4/23 at 100.00	AA-	7,413,350
5,000	California Infrastructure and Economic Development Bank. Clean Water State Revolving Fund Revenue Bonds, Green Series 2018, 5.000%, 10/01/43	4/28 at 100.00	AAA	6,197,300
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
3,925	5.000%, 7/01/37 (AMT), 144A	1/23 at 100.00	BBB	4,071,481
65,500	5.000%, 11/21/45 (AMT), 144A	1/23 at 100.00	BBB	67,932,015
75	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured	12/21 at 100.00	AA	75,306
245	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 – AGM Insured	12/21 at 100.00	AA	246,027
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2017A:
5,000	5.000%, 6/01/42	6/27 at 100.00	AAA	6,111,750
2,200	5.000%, 6/01/45	6/27 at 100.00	AAA	2,685,210
8,715	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2019A, 5.000%, 6/01/44	6/29 at 100.00	AAA	11,086,003
10,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Series 2014C, 5.000%, 6/01/44	6/24 at 100.00	AAA	11,066,200
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
14,140	5.000%, 11/15/35	No Opt. Call	AA-	19,613,170
7,610	5.500%, 11/15/37	No Opt. Call	AA-	11,308,156
8,980	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Refunding Series 2019D, 5.000%, 7/01/44	7/29 at 100.00	Aa2	11,381,970
33,735	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2012B, 5.000%, 7/01/43	7/22 at 100.00	Aa2	34,661,363

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$4,865	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2013B, 5.000%, 7/01/28	7/23 at 100.00	Aa2	$5,227,394
4,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B, 5.000%, 7/01/43	1/24 at 100.00	Aa2	4,356,240
43,605	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/42	1/27 at 100.00	Aa2	52,276,726
53,615	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017C, 5.000%, 7/01/47	7/27 at 100.00	Aa2	65,122,924
10,650	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018A, 5.000%, 7/01/38	1/28 at 100.00	Aa2	13,095,559
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018D:
8,960	5.000%, 7/01/38	7/28 at 100.00	Aa2	11,180,736
8,215	5.000%, 7/01/39	7/28 at 100.00	Aa2	10,235,068
4,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019C, 5.000%, 7/01/49	7/29 at 100.00	AA-	5,039,800
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2021B:
4,000	5.000%, 7/01/46	1/31 at 100.00	Aa2	5,177,800
7,000	5.000%, 7/01/51	1/31 at 100.00	Aa2	9,015,580
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 3345. As Of 6/4/2015 Converted to Trust 2015-XF2047, 17.762%, 7/01/43, 144A (IF) (9)	7/22 at 100.00	Aa2	3,329,520
2,355	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2012B, 5.000%, 7/01/37	7/22 at 100.00	AA+	2,419,244
24,070	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA+	26,742,733
6,770	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2016A, 5.000%, 7/01/46	1/26 at 100.00	AA+	7,866,740
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A, 5.000%, 7/01/41	1/27 at 100.00	AA+	12,027,200
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	AA+	12,200,100
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018B:
2,000	5.000%, 7/01/38	7/28 at 100.00	AA+	2,501,460
6,650	5.000%, 7/01/48	7/28 at 100.00	AA+	8,228,644
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2020A:
5,000	5.000%, 7/01/41	7/30 at 100.00	Aa2	6,507,900
4,000	5.000%, 7/01/47	7/30 at 100.00	Aa2	5,148,600
4,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2020C, 5.000%, 7/01/39	7/30 at 100.00	Aa2	5,880,015

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2021B:
$1,160	5.000%, 7/01/46	1/31 at 100.00	Aa2	$1,506,121
2,500	5.000%, 7/01/49	1/31 at 100.00	Aa2	3,236,050
1,490	Los Angeles, California, Wastewater System Revenue Bonds, Green Series 2015C, 5.000%, 6/01/45	6/25 at 100.00	AA+	1,701,997
4,420	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Lien Series 2017A, 5.250%, 6/01/47	6/27 at 100.00	AA	5,422,014
5,000	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Series 2018A, 5.000%, 6/01/48	6/28 at 100.00	AA	6,137,500
	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien Series 2013A:
1,245	5.000%, 6/01/34	6/23 at 100.00	AA	1,327,581
6,840	5.000%, 6/01/35	6/23 at 100.00	AA	7,290,482
9,700	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2020A, 5.000%, 10/01/49	10/29 at 100.00	AAA	12,357,994
7,500	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2021A, 5.000%, 10/01/46	4/31 at 100.00	AAA	9,818,175
7,525	Moulton Niguel Water District, California, Certificates of Participation, Series 2019, 3.000%, 9/01/44	3/29 at 100.00	AAA	8,085,312
3,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured	12/21 at 100.00	N/R	3,536,820
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
1,730	5.500%, 7/01/28	7/22 at 100.00	CCC	1,780,551
6,390	5.750%, 7/01/37	7/22 at 100.00	CCC	6,585,981
5,235	6.000%, 7/01/47	7/22 at 100.00	CCC	5,402,206
3,000	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Sacramento Regional County Sanitation District, Series 2014A, 5.000%, 12/01/33	6/24 at 100.00	AA	3,323,820
26,570	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Sacramento Regional County Sanitation District, Series 2020A, 5.000%, 12/01/50	12/30 at 100.00	AA	34,343,585
2,500	Sacremento Municipal Utility District, California, Electric Revenue Bonds, Tender Option Bond Trust 2016-XG0060, 18.319%, 8/15/41, 144A (IF) (9)	8/23 at 100.00	AA	3,237,875
4,000	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B, 5.000%, 8/01/37	8/26 at 100.00	Aa3	4,753,520
2,570	San Francisco City and County Public Utilities Commission, California, Wastewater Revenue Bonds, Series 2018B, 5.000%, 10/01/43	4/28 at 100.00	AA	3,176,546
2,145	Santa Clara Valley Water District, California, Water System Revenue Bonds, Refunding Series 2020A, 5.000%, 6/01/45	6/30 at 100.00	Aa1	2,753,901
1,095	Silicon Valley Clean Water, Mateo County, California, Wastewater Revenue Bonds, Series 2018, 4.000%, 8/01/46	2/28 at 100.00	AA	1,254,421

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Southern California Public Power Authority, California, Revenue Bonds, Apex Power Project Series 2014A:
$1,565	5.000%, 7/01/35	7/24 at 100.00	AA-	$1,735,804
1,500	5.000%, 7/01/38	7/24 at 100.00	AA-	1,660,035
4,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 5.000%, 11/01/33	No Opt. Call	A2	5,421,240
520,570	Total Utilities			611,784,790
	Water and Sewer – 0.1% (0.1% of Total Investments)
2,500	Central Basin Municipal Water District, California, Certificates of Participation, Tender Option Bond Trust 2016-XG0038, 18.000%, 8/01/39 – AGC Insured, 144A (IF) (9)	12/21 at 100.00	AA	2,531,800
$3,219,998	Total Long-Term Investments (cost $3,186,119,828)			3,564,352,104
	MuniFund Preferred Shares, net of deferred offering costs – (13.8)% (10)			(319,822,603)
	Reverse Repurchase Agreements, including accrued interest – (0.6)% (11)			(15,007,363)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (41.1)% (12)			(954,358,861)
	Other Assets Less Liabilities – 2.1%			48,200,718
	Net Asset Applicable to Common Shares – 100%			$2,323,363,995
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$3,558,083,628	$6,268,476	$3,564,352,104

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Effective February 12, 2019, the par value of the original bonds was replaced with taxable and tax exempt Puerto Rico Sales Tax Financing Corporation (commonly known as COFINA) bond units that are collateralized by a bundle of zero and coupon paying bonds. The quantity shown represents units in a trust, which were assigned according to the original bond’s accreted value. These securities do not have a stated coupon interest rate and income will be recognized through accretion of the discount associated with the trust units. The factor at which these units accrete can also decrease, primarily for principal payments generated from coupon payments received or dispositions of the underlying bond collateral. The quantity of units will not change as a result of these principal payments.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(10)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 9.0%.
(11)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total Investments is 0.4%.
(12)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 26.8%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
WI/DD	Purchased on a when-issued or delayed delivery basis.